Intangible Assets	12 Months Ended
Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets	INTANGIBLE ASSETS

As at December 31, 2023 (millions of dollars)	Intangible Assets	Accumulated Amortization	Development in Progress	Total
Computer applications software	1,386	814	81	653
Other	5	5	—	—
	1,391	819	81	653

As at December 31, 2022 (millions of dollars)	Intangible Assets	Accumulated Amortization	Development in Progress	Total
Computer applications software	1,175	737	167	605
Other	5	5	—	—
	1,180	742	167	605
Financing charges capitalized to intangible assets under development were $6 million in 2023 (2022 - $6 million). The estimated annual amortization expense for intangible assets is as follows: 2024 - $76 million; 2025 - $75 million; 2026 - $72 million; 2027 - $69 million; and 2028 - $62 million.